John Deere Owner Trust 2018	EXHIBIT 99.2
Statement to Certificateholders

$223,000,000 Class A-1 1.95% Asset Backed Notes due March 15, 2019
$220,960,000 Class A-2 2.42% Asset Backed Notes due October 15, 2020
$224,950,000 Class A-3 2.66% Asset Backed Notes due April 18, 2022
$84,280,000 Class A-4 2.91% Asset Backed Notes due January 15, 2025
$19,311,002 Overcollateralization

Payment Date:			16-Apr-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$47,278,581.16
		per $1,000 original principal amount:	$212.01

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$47,278,581.16

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$567,720.83
		per $1,000 original principal amount:	$2.55

		(ii) Class A-2 Notes:	$668,404.00
		per $1,000 original principal amount:	$3.03

		(iii) Class A-3 Notes:	$747,958.75
		per $1,000 original principal amount:	$3.33

		(iv) Class A-4 Notes:	$306,568.50
		per $1,000 original principal amount:	$3.64

		(v) Total:	$2,290,652.08

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$753,570,690.89

	(b)	Note Value at end of related Collection Period:	$725,222,420.79

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	19,311,002.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$175,721,418.84
		(ii) A-1 Note Pool Factor:	0.7879884

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$220,960,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

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	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$224,950,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$84,280,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$1,322,279.40
		(i) per $1,000 original principal amount:	$1.64
	(b)	Amount of Servicing Fee earned:	$1,322,279.40
	(c)	Amount of Servicing Fee paid:	$1,322,279.40
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$3,655,135.96

(11)	(i)	Amount in Reserve Account:	$7,725,010.00
	(ii)	Specified Reserve Account Balance:	$7,725,010.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$964,067.98
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.13%

(13)	(i)	Aggregate amount of net losses for the collection period:	$10,589.54
	(ii)	Cumulative amount of net losses:	$10,589.54
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$975,533.13
		(ii) % of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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